Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji, Independent Director of the Company.

Schedule of amount due to related parties
	As of March 31,
	2022	2021

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$5,529,274	$10,351,338
Jianping Zhou	2,030,035	1,797,123
Jiangsu Sutaitang Online Commercial Co., Ltd.	769,611	-
Feng Zhou	276,683	-
Xiaodong Pan	90,099	-
Total	$8,695,702	$12,148,461